EMPLOYEE BENEFIT PLANS	12 Months Ended
Sep. 27, 2019
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Varex’s 401(k) plan became effective on January 1, 2017. Varex’s 401(k) plan is intended to be qualified under Section 401(a) of the Code with the 401(k) plan’s related trust intended to be tax exempt under Section 501(a) of the Code and intended for all full-time employees in the United States. This plan allows employees to contribute a portion of their pretax salary up to the maximum dollar limitation prescribed by the Internal Revenue Service. Prior to Varex's 401(k) plan becoming effective, Company employees participated in Varian's 401(k) plan. The Company made matching contributions to the plan totaling $6.7 million, $6.5 million and $4.3 million in fiscal years 2019, 2018 and 2017, respectively.
The Company also maintains defined benefit plans for employees located outside the US. The net pension liability is included in non-current liability on the Company's consolidated balance sheets and totaled $5.5 million and $3.3 million as of September 27, 2019 and September 28, 2018, respectively. The Company’s net periodic benefit costs for the Company’s defined benefit plans was not material for fiscal years 2019, 2018 and 2017.